CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 2,004	$ 4,475
Restricted cash	468	467
Accounts receivable, net of allowance of $193 and $140, respectively	30,514	22,724
Contract assets	12,377	8,218
Other current assets	3,653	1,735
Total current assets	49,016	37,619
Property, plant and equipment, net	285	335
Goodwill	35,400	35,400
Intangible assets	12,500	12,500
Other long-term assets	8,752	1,650
Total assets	105,953	87,504
Current liabilities:
Accounts payable	10,969	2,953
Accrued compensation and benefits	9,233	10,859
Contract liabilities	5,317	3,278
Short-term borrowings	3,898	3,274
Current portion of long-term debt	700	525
Other current liabilities	9,807	5,518
Total current liabilities	40,266	27,047
Long-term debt, net	32,738	32,978
Deferred tax liabilities	2,614	2,682
Other long-term liabilities	4,736	1,396
Total liabilities	84,820	69,291
Commitments and contingencies (Note 9 and 11)
Stockholders' equity:
Common stock, $0.01 par value, 170,000,000 shares authorized and 19,794,270 and 19,767,605 shares issued, respectively, and 19,057,195 and 18,660,218 shares outstanding, respectively	198	197
Paid-in capital	81,380	80,424
Accumulated other comprehensive loss	(27)
Accumulated deficit	(60,409)	(62,397)
Treasury stock, at par (737,075 and 1,107,387 common shares, respectively)	(9)	(11)
Total stockholders' equity	21,133	18,213
Total liabilities and stockholders' equity	105,953	87,504
Discontinued operations, held-for-sale or disposed of by sale
Current liabilities:
Current liabilities of discontinued operations	342	640
Long-term liabilities of discontinued operations	$ 4,466	$ 5,188